Financial Instruments (Details 7) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional value of electricity purchase	R$ 5,158,415
Notional value of electricity sale	5,285,802
Not later than one year [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional value of electricity purchase	860,896
Notional value of electricity sale	822,580
Later than one year and not later than two years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional value of electricity purchase	662,213
Notional value of electricity sale	581,672
2027
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional value of electricity purchase	445,585
Notional value of electricity sale	453,058
2028
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional value of electricity purchase	439,238
Notional value of electricity sale	436,850
2029
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional value of electricity purchase	385,161
Notional value of electricity sale	390,057
Later than five years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Notional value of electricity purchase	2,365,322
Notional value of electricity sale	R$ 2,601,585